RESTATEMENT OF PRIOR PERIOD FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2024
Accounting Changes and Error Corrections [Abstract]
RESTATEMENT OF PRIOR PERIOD FINANCIAL STATEMENTS

NOTE 3 – RESTATEMENT OF PRIOR PERIOD FINANCIAL STATEMENTS

During the preparation of the Company’s financial statements for the year ended December 31, 2024, the Company identified certain errors in the accounting for stock-based compensation expense related to modifications of stock option awards granted to certain departing employees, executives, and board members in 2023 and 2024.

Specifically, the Company had modified the post-termination exercise period for these awards, extending the period during which these individuals could exercise their options after leaving the Company. These modifications resulted in additional stock-based compensation expense that was not properly recorded in the prior periods.

As a result, the Company restated its previously issued financial statements for the year ended December 31, 2023.

The following table summarizes the impact of the restatement on the Company’s previously issued financial statements for the year ended December 31, 2023 (in thousands, except per share amounts):

	As of and for the year ended December 31, 2023
Line Item	As previously reported	Restatement adjustment	As restated
Stock-based compensation
General, selling, and administrative	22,117	4,468	26,585
Research and development	8,320	218	8,538
Total stock-based compensation	$30,437	$4,686	$35,123
Operating Expenses:
General, selling, and administrative	33,008	4,468	37,476
Research and development	23,450	218	23,668
Total operating expenses	$56,458	$4,686	$61,144

Net income (loss)	$(54,606)	$(4,686)	$(59,292)
Additional Paid-in Capital	$263,310	$4,686	$267,996
Accumulated deficit	$(237,819)	$(4,686)	$(242,505)
Continuing operations weighted average loss per share of Class A and Class B common stock basic and diluted	$(2.47)	$(0.21)	$(2.68)